CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenue	$ 23,785	$ 20,281	$ 19,085
Cost of revenue (Note 20)	8,285	8,479	7,859
Gross profit	15,500	11,802	11,226
Operating expenses:
Research and development (Note 20)	10,275	11,507	10,217
Selling and marketing (Note 20)	13,880	14,384	12,749
General and administrative (Note 20)	14,292	12,407	9,645
Reorganization (Note 21)		884
Share listing expense (Note 1d)		46,717
Transaction-related costs (Note 1d)		3,703	2,887
Total operating expenses	38,447	89,602	35,498
Operating loss	(22,947)	(77,800)	(24,272)
Change in fair value of warrants	(965)	9,440
Finance income	2,211	3,189	194
Finance expenses	(178)	(387)	(454)
Finance income (expenses), net	2,033	2,802	(260)
Loss before income taxes	(21,879)	(65,558)	(24,532)
Income taxes (tax benefit) (Note 22)	612	(85)	169
Loss	(22,491)	(65,473)	(24,701)
Amounts that will not be reclassified subsequently to profit or loss:
Remeasurement gain (loss) from defined benefit plans	69	(110)	269
Amounts that will be or that have been reclassified to profit or loss when specific conditions are met:
Adjustments arising from translating financial statements of foreign operations	(307)
Total comprehensive income (loss)	$ (22,729)	$ (65,583)	$ (24,432)
Basic loss per Ordinary share	$ (0.46)	$ (1.47)	$ (4.25)
Diluted loss per Ordinary share	$ (0.46)	$ (1.47)	$ (4.25)
Weighted average number of shares outstanding used to compute basic loss per share	48,579,804	44,907,105	7,930,928
Weighted average number of shares outstanding used to compute diluted loss per share	48,579,804	44,907,105	7,930,928